Related Party	12 Months Ended
Dec. 31, 2014
Related Party [Abstract]
Related Party

13.

Related Party

A member of the Company's management was paid $28,000 and $34,480 in consulting fees for the years ended December 31, 2014 and 2013, respectively.

The Company compensates its board members. Board members received between $32,000 and $37,000 and between $5,000 and $10,870 for services rendered during 2014 and 2013, respectively. Board members were not compensated prior to the Company's initial public offering in 2013.

The Company had a related party payable balance of $26,750 and $13,000 as of December 31, 2014 and 2013, respectively.

The Company had a related party receivable balance of $48,642 and $24,946 as of December 31, 2014 and 2013, respectively.